Segments and Geographical Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION

NOTE 18:- SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in three reportable segments, consisting of the RFID segment, the Supply Chain Solutions segment and the Intelligent Robotics segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2019, 2018 and 2017 were as follows:

	RFID	Supply Chain Solutions	Intelligent Robotics	Consolidated
2019
Revenues	$13,240	$19,750	$827	$33,817
Gross profit	$2,906	$3,750	$2	$6,658
Impairment of Goodwill and intangible assets	$-	$-	$(970)	$(970)
Operating Income (loss)	$(126)	$1,137	$(1,642)	$(631)
Goodwill	$4,676	$-	$471	$5,147
Long Term assets related to segment (excluding Goodwill)	$786	$1,063	$881	$2,730

2018
Revenues	$14,445	$18,205	$-	$32,650
Gross profit	$3,371	$3,372	$-	$6,743
Operating Income	$306	$898	$-	$1,204
Goodwill	$4,676	$-	$-	$4,676
Long Term assets related to segment (excluding Goodwill)	$649	$717	$-	$1,366

2017
Revenues	$13,666	$15,495	$-	$28,932
Gross profit	$3,623	$2,722	$-	$6,345
Operating Income	$591	$495	$-	$1,086
Goodwill	$4,676	$-	$-	$4,676
Long Term assets related to segment (excluding Goodwill)	$780	$229	$-	$1,009

b.	The following presents total revenues for the years 2019, 2018 and 2017 based on the location of customers and long- lived assets based on major geographic areas in which the Company operates:

	Year ended December 31,
	2019		2018		2017
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$23,493	$1,257	$22,990	$1,108	$21,870	$651
Far East	5,055	-	3,800	-	1,416	-
India	3,624	-	4,209	-	4,497	-
America	901	-	1,189	-	918	-
Europe	744	-	462	-	231	-

	$33,817	$1,257	$32,650	$1,108	$28,932	$651

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).

c.	There were no major customer during the reported periods.